Derivative Warrant Liabilities - Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability (Details)	Jul. 31, 2025	Oct. 31, 2024
Share Price [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	1	1.39
Exercise Price [Member] | Bottom of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	1.077	1.077
Exercise Price [Member] | Top of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	1.6	1.6
Expected life [Member] | Bottom of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	2.68	3.43
Expected life [Member] | Top of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	3.46	4.21
Risk-free interest rate [Member] | Bottom of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	3.91	4.13
Risk-free interest rate [Member] | Top of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	3.94	4.14
Dividend yield [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	0	0
Expected volatility [Member] | Bottom of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	133	143.59
Expected volatility [Member] | Top of range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Derivative warrant liability measurement inputs	133.8	147.59